Significant accounting policies	12 Months Ended
Dec. 31, 2023
Significant accounting policies [Abstract]
Significant accounting policies
Note 2.- Significant accounting policies

2.1 Basis of preparation

These Consolidated Financial Statements are presented in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Consolidated Financial Statements are presented in U.S. dollars, which is the Company’s functional and presentation currency. Amounts included in these Consolidated Financial Statements are all expressed in thousands of U.S. dollars, unless otherwise indicated.

The Company presents assets and liabilities in the statement of financial position based on current/non-current classification. An asset or liability is current when it is expected or due to be realized within twelve months after the reporting period.

The Company recognizes that there may be potential financial implications in the future from changes in legislation and regulation implemented to address climate change risk. Over time these changes may have an impact across a number of areas of accounting. However, as at the reporting sheet date, the Company believes there is no material impact on the balance sheet carrying values of assets or liabilities.

Application of new accounting standards

a)	Standards, interpretations and amendments effective from January 1, 2023 under IFRS-IASB, applied by the Company in the preparation of these Consolidated Financial Statements:

The applications of these amendments have not had any material impact on these Consolidated Financial Statements.

In addition, the IASB published in May 2023 an amendment to IAS 12, “Income taxes”, to clarify the application of this standard arising from tax legislation enacted or substantively enacted in each country to implement the Pillar Two model rules in which it provides:

-	a temporary exception to the accounting for deferred taxes in connection with the implementation of Pillar Two.

-
qualitative and quantitative disclosures to enable users to understand the entities’ exposure to taxes that may arise from the Pillar Two model rules and/or the entity’s progress in its implementation.

Global minimum taxation (Pillar Two OECD/G20 BEPS 2.0 top-up taxes as agreed by the Inclusive Framework) legislation has been enacted or substantially enacted in certain jurisdictions in which the Atlantica operates. The new legislation will be effective for the Company´s financial years beginning January 1, 2024. Atlantica is in scope of the enacted or substantially enacted legislation and has performed an assessment of the Company´s potential exposure to Pillar Two top-up taxes.

The assessment is based on the country-by-country reporting and financial statements for the constituent entities of Atlantica. Based on the assessment performed, the Pillar Two effective tax rates in most of the jurisdictions in which Atlantica operates are above 15% and in all of them meet the requirements to apply the relevant transitional safe harbors, with the exception of one jurisdiction, whose impact is not material. Therefore, Atlantica does not expect a material exposure to Pillar Two income taxes for accounting periods commencing on or after December 31, 2023.

b)	Standards, interpretations and amendments published by the IASB that will be effective for periods beginning on or after January 1, 2024:

The Company does not anticipate any significant impact on the Consolidated Financial Statements derived from the application of the new standards and amendments that will be effective for annual periods beginning on or after January 1, 2024, although it is currently still in the process of evaluating such application.

The Company has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

2.2. Principles to include and record companies in the consolidated financial statements
Companies included in these Consolidated Financial Statements are accounted for as subsidiaries as long as Atlantica has control over them and are accounted for as investments under the equity method as long as Atlantica has significant influence over them, in the periods presented.
a)	Controlled entities

Control is achieved when the Company:
●	Has power over the investee;
●	Is exposed, or has rights, to variable returns from its involvement with the investee; and
●	Has the ability to use its power to affect its returns.

The Company reassesses whether or not it controls an investee when facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.
The Company uses the acquisition method to account for business combinations of companies previously controlled by a third party. According to this method, identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. Any contingent consideration is recognized at fair value at the acquisition date and subsequent changes in its fair value are recognized in accordance with IFRS 9 in profit or loss. Acquisition related costs are expensed as incurred. The Company recognizes any non-controlling interest in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquirer’s net assets on an acquisition by acquisition basis.

All assets and liabilities between entities of the group, equity, income, expenses, and cash flows relating to transactions between entities of the group are eliminated in full.
b)	Investments accounted for under the equity method

An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.
A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

The results and assets and liabilities of associates and joint ventures are incorporated in these financial statements using the equity method of accounting. Under the equity method, an investment in an associate or joint venture is initially recognized in the statement of financial position at fair value and adjusted thereafter to recognize changes in Atlantica´s share of net assets of the associate or joint venture since the acquisition date. Any goodwill relating to the associate or joint venture is included in the carrying amount of the investment and is not tested for impairment separately.
Controlled entities, associates and joint ventures included in these financial statements as of December 31, 2023 and 2022 are set out in appendices.

2.3. Contracted concessional, Property, Plant and Equipment (PP&E) and other intangible assets
The assets accounted for by the Company as contracted concessional assets under IFRIC 12 (either intangible model or financial model), as PP&E under IAS 16 or as other intangible assets under IAS 38 or under IFRS 16 (as “Lessee” or “Lessor”), include renewable energy assets, storage assets, transmission lines, efficient natural gas and heat assets and water plants.

a)	Contracted concessional assets under IFRIC 12

The infrastructure used in a concession accounted for under IFRIC 12 can be classified as an intangible asset or a financial asset, depending on the nature of the payment entitlements established in the agreement. The application of IFRIC 12 requires extensive judgement in relation to, among other factors, (i) the identification of certain infrastructures and contractual agreements in the scope of IFRIC 12, (ii) an understanding of the nature of the payments in order to determine the classification of the infrastructure as a financial asset or as an intangible asset and (iii) the timing and recognition of revenue from construction and concessionary activity.

Under the terms of contractual arrangements within the scope of this interpretation, the operator shall recognize and measure revenue in accordance IFRS 15 for the services it performs. If the operator performs more than one service (i.e. construction or upgrade services and operation services) under a single contract or arrangement, consideration received or receivable shall be allocated by reference to the relative fair values of the services delivered, when the amounts are separately identifiable.

Consequently, even though construction is subcontracted and it is not performed by Atlantica, in accordance with the provisions of IFRIC 12, the Company recognizes and measures revenue and costs for providing construction services during the period of construction of the infrastructure in accordance with IFRS 15. Construction revenue is recorded within “Other operating income” and Construction cost, which is fully contracted, is recorded within “Other operating expenses”. This applies in the same way to the two models.

The useful life of these assets is approximately the same as the length of the concession arrangement.

Intangible assets

The Company recognizes an intangible asset to the extent that it receives a right to charge final customers for the use of the infrastructure. This intangible asset is subject to the provisions of IAS 38 and is amortized linearly, taking into account the estimated period of commercial operation of the infrastructure which coincides with the concession period.

Once the infrastructure is in operation, the treatment of income and expense is as follows:

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Revenues from the updated annual revenue for the contracted concession, as well as revenues from operations and maintenance services are recognized in each period according to IFRS 15 “Revenue from contracts with Customers”.

-	Operating and maintenance costs and general overheads and administrative costs are recorded in accordance with the nature of the cost incurred (amount due) in each period.

Financial asset

The Company recognizes a financial asset when demand risk is assumed by the grantor, to the extent that the concession holder has an unconditional right to receive payments for the asset. This asset is recognized at the fair value of the construction services provided, considering upgrade services in accordance with IFRS 15, if any.

The financial asset is subsequently recorded at amortized cost calculated according to the effective interest method, using a theoretical internal return rate specific to the asset. Revenue from operations and maintenance services is recognized in each period according to IFRS 15 “Revenue from contracts with Customers”.

Allowance for expected credit losses (financial assets)

According to IFRS 9, Atlantica recognizes an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive.

There are two main approaches to applying the ECL model according to IFRS 9: the general approach which involves a three stage approach, and the simplified approach, which can be applied to trade receivables, contract assets and lease receivables. Atlantica applies the simplified approach. Under this approach, there is no need to monitor for significant increases in credit risk and entities will be required to measure lifetime expected credit losses at the end of each reporting period.

The key elements of the ECL calculations, based on external sources of information, are the following:

-	the Probability of Default (“PD”) is an estimate of the likelihood of default over a given time horizon. Atlantica calculates PD based on Credit Default Swaps spreads (“CDS”);
-	the Exposure at Default (“EAD”) is an estimate of the exposure at a future default date;
-
the Loss Given Default (“LGD”) is an estimate of the loss arising in the case where a default occurs at a given time. It is based on the difference between the contractual cash flows due and those that the Company would expect to receive. It is expressed as a percentage of the EAD.

b)	Property, plant and equipment under IAS 16

Property, plant and equipment is measured at historical cost, including all expenses directly attributable to the acquisition, less depreciation and impairment losses, with the exception of land, which is presented net of any impairment losses. Such cost includes the cost of replacing part of the plant and equipment and borrowing costs for long-term installation projects if the recognition criteria are met. Repair and maintenance costs are recognized in profit or loss as incurred.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets.

The Company reviews the estimated residual values and expected useful lives of assets at least annually. In particular, the Company considers the impact of health, safety and environmental legislation in its assessment of expected useful lives and estimated residual values.

An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of profit or loss when the asset is derecognized.

c)	Rights of use under IFRS 16

The Company assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Company as a lessee:

The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Company recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

Main right of use agreements correspond to land rights. The Company recognizes right-of-use assets at the commencement date of the lease (i.e. the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities (Note 2.12). The cost of right-of-use assets includes the amount of lease liabilities recognised, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets.

d)	Other intangible assets

Other intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. Intangible assets are amortized using the straight-line method over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired.

An intangible asset is derecognised upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising upon derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of profit or loss.

Research and development costs:

Research costs are expensed as incurred. Development expenditures on an individual project are recognised as an intangible asset when the Company can demonstrate:

-	the technical feasibility of completing the intangible asset so that the asset will be available for use or sale
-	its intention to complete and its ability and intention to use or sell the asset
-	how the asset will generate future economic benefits
-	the availability of resources to complete the asset
-	the ability to measure reliably the expenditure during development.

Following initial recognition of the development expenditure as an asset, the asset is carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when development is complete, and the asset is available for use. It is amortized using the straight-line method over the period of expected future benefit. During the period of development, the asset is tested for impairment annually.

e)	Asset impairment

Atlantica reviews its contracted concessional, PP&E and other intangible assets to identify any indicators of impairment at least annually, except for ECL assessment for financial assets which is discussed above. When impairment indicators exist, the Company calculates the recoverable amount of the asset.

The recoverable amount of an asset is the higher of its fair value less costs to sell and its value in use, defined as the present value of the estimated future cash flows to be generated by the asset. In the event that the asset does not generate cash flows independently of other assets, the Company calculates the recoverable amount of the Cash Generating Unit (‘CGU’) to which the asset belongs.

When the carrying amount of the CGU to which these assets belong is higher than its recoverable amount, the assets are impaired.

Assumptions used to calculate value in use include a discount rate and projections considering real data based in the contracts terms and projected changes in both selling prices and costs. The discount rate is estimated by Management, to reflect both changes in the value of money over time and the risks associated with the specific CGU.

For contracted concessional assets, with a defined useful life and with a specific financial structure, cash flow projections until the end of the project are considered and no relevant terminal value is assumed.

Contracted concessional assets have a contractual structure that permits the Company to estimate quite accurately the costs of the project and revenue during the life of the project.

Projections take into account real data based on the contract terms and fundamental assumptions based on specific reports prepared internally and third-party reports, assumptions on demand and assumptions on production. Additionally, assumptions on macro-economic conditions are taken into account, such as inflation rates, future interest rates, etc. and sensitivity analyses are performed over all major assumptions which can have a significant impact in the value of the asset.

Cash flow projections of CGUs are calculated in the functional currency of those CGUs and are discounted using rates that take into consideration the risk corresponding to each specific country and currency.

Taking into account that in most CGUs the specific financial structure is linked to the financial structure of the projects that are part of those CGUs, the discount rate used to calculate the present value of cash-flow projections is based on the weighted average cost of capital (WACC) for the type of asset, adjusted, if necessary, in accordance with the business of the specific activity and with the risk associated with the country where the project is located.

In any case, sensitivity analyses are performed, especially in relation to the discount rate used and fair value changes in the main business variables, in order to ensure that possible changes in the estimates of these items do not impact the recovery of recognized assets.

In the event that the recoverable amount of an asset is lower than its carrying amount, an impairment charge for the difference would be recorded in the profit and loss statement under the item “Depreciation, amortization and impairment charges”.

An assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Company estimates the CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the profit and loss statement.

2.4. Revenue recognition

According to IFRS 15, Revenue from Contracts with Customers, the Company assesses the goods and services promised in the contracts with the customers and identifies as a performance obligation each promise to transfer to the customer a good or service (or a bundle of goods or services).

In the case of contracts related to intangible or financial assets under IFRIC 12, the performance obligation of the Company is the operation of the asset. The contracts between the parties set the price of the service in an orderly transaction and therefore corresponds to the fair value of the service provided. The service is satisfied over time. The same conclusion applies to concessional assets that are classified as tangible assets under IAS 16 or leases under IFRS 16. All of the transaction prices of assets under IFRIC 12 are fixed and included as part of the long-term PPAs of the Company as disclosed in Appendix III-2.

In the case of financial asset under IFRIC 12, the financial asset accounts for the payments to be received from the client over the residual life of the contract, discounted at a theoretical internal rate of return for the project. In each period, the financial asset is reduced by the amounts received from the client and increased by any capital expenditure that the project may incur and by the effect of unwinding the discount of the financial asset at the theoretical internal rate of return. The increase of the financial asset deriving from the unwinding of the discount of the financial asset is recorded as revenue in each period. Revenue will therefore differ from the actual billings made to the client in each period.

In the case of Spain, according to Royal Decree 413/2014, solar electricity producers receive: (i) the market price for the power they produce, (ii) a payment based on the standard investment cost for each type of plant (without any relation whatsoever to the amount of power they generate) and (iii) an “operating payment” (in €/MWh produced). The principle driving this economic regime is that the payments received by a renewable energy producer should be equivalent to the costs that they are unable to recover on the electricity pool market where they compete with non-renewable technologies. This economic regime seeks to allow a “well-run and efficient enterprise” to recover the costs of building and running a plant, plus a reasonable return on investment (project investment rate of return). Some of the Company´s assets in Spain are receiving a remuneration based on a 7.09% reasonable rate of return until December 31, 2025 while others are receiving a remuneration based on a 7.398% reasonable rate of return until December 31, 2031.

2.5. Loans and accounts receivable

Loans and accounts receivable are non-derivative financial assets with fixed or determinable payments, not listed on an active market.

In accordance with IFRIC 12, certain assets under concessions qualify as financial assets and are recorded as is described in Note 2.3. Pursuant to IFRS 9, Atlantica recognizes an allowance for ECL for loans and accounts receivable which are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive.

Loans and accounts receivable are initially recognized at fair value plus transaction costs and are subsequently measured at amortized cost in accordance with the effective interest rate method. Interest calculated using the effective interest rate method is recognized as financial income within the consolidated statement of profit or loss.

2.6. Derivative financial instruments and hedging activities

Derivatives are recognized at fair value in the statement of financial position. The Company maintains both derivatives designated as hedging instruments in hedging relationships, and derivatives to which hedge accounting is not applied.

When hedge accounting is applied, hedging strategy and risk management objectives are documented at inception, as well as the relationship between hedging instruments and hedged items. Effectiveness of the hedging relationship needs to be assessed on an ongoing basis. Effectiveness tests are performed prospectively at inception and at each reporting date. The Company analyses on each date if all these requirements are met:

-	there is an economic relationship between the hedged item and the hedging instrument;
-	the effect of credit risk does not dominate the value changes that result from that economic relationship; and
-
the hedge ratio of the hedging relationship is the same as that resulting from the quantity of the hedged item that the Company actually hedges and the quantity of the hedging instrument that the Company uses to hedge that quantity of hedged item.

Ineffectiveness is measured following the accumulated dollar offset method.

In all cases, current Company´s hedging relationships are considered cash flow hedges. Under this model, the effective portion of changes in fair value of derivatives designated as cash flow hedges are recorded temporarily in equity and are subsequently reclassified from equity to profit or loss in the same period or periods during which the hedged item affects profit or loss. Any ineffective portion of the hedged transaction is recorded in the consolidated profit and loss statement as it occurs.

When interest rate options are designated as hedging instruments, the time value is excluded from the hedging instrument as permitted by IFRS 9. Changes in the effective portion of the intrinsic are recorded in equity and subsequently reclassified from equity to profit or loss in the same period or periods during which the hedged item affects profit or loss. Any ineffectiveness is recorded as financial income or expense as it occurs. Changes in options time value is recorded as cost of hedging. More precisely, considering that the hedged items are, in all cases, time period hedged item, changes in time value is recognized in other comprehensive income to the extent that it relates to the hedged item. The time value at the date of designation of the option as a hedging instrument, to the extent that it relates to the hedged item, is amortized on a systematic and rational basis over the period during which the hedge adjustment for the option’s intrinsic value could affect profit or loss.

When the hedging instrument matures or is sold, or when it no longer meets the requirements to apply hedge accounting, accumulated gains and losses recorded in equity remain as such until the forecast transaction is ultimately recognized in the profit and loss statement. However, if it becomes unlikely that the forecast transaction will actually take place, the accumulated gains and losses in equity are recognized immediately in the profit and loss statement.

Any change in fair value of derivatives instruments to which hedge accounting is not applied is directly recorded in the profit and loss statement.

2.7. Fair value estimates

Financial instruments measured at fair value are presented in accordance with the following level classification based on the nature of the inputs used for the calculation of fair value:

-	Level 1: Inputs are quoted prices in active markets for identical assets or liabilities.

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Level 2: Fair value is measured based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

-	Level 3: Fair value is measured based on unobservable inputs for the asset or liability.

In the event that prices cannot be observed, management shall make its best estimate of the price that the market would otherwise establish based on proprietary internal models which, in the majority of cases, use data based on observable market parameters as significant inputs (Level 2) but occasionally use market data that is not observed as significant inputs (Level 3). Different techniques can be used to make this estimate, including extrapolation of observable market data. The best indication of the initial fair value of a financial instrument is the price of the transaction, except when the value of the instrument can be obtained from other transactions carried out in the market with the same or similar instruments, or valued using a valuation technique in which the variables used only include observable market data, mainly interest rates. Differences between the transaction price and the fair value based on valuation techniques that use data that is not observed in the market, are not initially recognized in the profit and loss statement.

Atlantica derivatives correspond primarily to the interest rate swaps designated as cash flow hedges, which are classified as Level 2.

Description of the valuation method

Interest rate swap valuations consist in valuing separately the swap part of the contract and the credit risk. The methodology used by the market and applied by Atlantica to value interest rate swaps is to discount the expected future cash flows according to the parameters of the contract. Variable interest rates, which are needed to estimate future cash flows, are calculated using the curve for the corresponding currency and extracting the implicit rates for each of the reference dates in the contract. These estimated flows are discounted with the swap zero curve for the reference period of the contract.

The effect of the credit risk on the valuation of the interest rate swaps depends on the future settlement. If the settlement is favorable for the Company, the counterparty credit spread will be incorporated to quantify the probability of default at maturity. If the expected settlement is negative for the Company, its own credit risk will be applied to the final settlement.

Classic models for valuing interest rate swaps use deterministic valuation of the future of variable rates, based on future outlooks. When quantifying credit risk, this model is limited by considering only the risk for the current paying party, ignoring the fact that the derivative could change sign at maturity. A payer and receiver swaption model is proposed for these cases. This enables the associated risk in each swap position to be reflected. Thus, the model shows each agent’s exposure, on each payment date, as the value of entering into the ‘tail’ of the swap, i.e. the live part of the swap.

Variables (Inputs)

Interest rate derivative valuation models use the corresponding interest rate curves for the relevant currency and underlying reference in order to estimate the future cash flows and to discount them. Market prices for deposits, futures contracts and interest rate swaps are used to construct these curves. Interest rate options (caps and floors) also use the volatility of the reference interest rate curve.

To estimate the credit risk of the counterparty, the credit default swap (CDS) spreads curve is obtained in the market for important individual issuers. For less liquid issuers, the spreads curve is estimated using comparable CDSs or based on the country curve. To estimate proprietary credit risk, prices of debt issues in the market and CDSs for the sector and geographic location are used.

The fair value of the financial instruments that results from the aforementioned internal models takes into account, among other factors, the terms and conditions of the contracts and observable market data, such as interest rates, credit risk and volatility. The valuation models do not include significant levels of subjectivity, since these methodologies can be adjusted and calibrated, as appropriate, using the internal calculation of fair value and subsequently compared to the corresponding actively traded price. However, valuation adjustments may be necessary when the listed market prices are not available for comparison purposes.

2.8. Trade and other receivables

Trade and other receivables are amounts due from customers for sales in the normal course of business. They are recognized initially at fair value and subsequently measured at amortized cost using the effective interest rate method, less allowance for doubtful accounts. Trade receivables due in less than one year are carried at their face value at both initial recognition and subsequent measurement, provided that the effect of not discounting cash flows is not significant.

An allowance for doubtful accounts is recorded in accordance with IFRS 9, when the Company estimates it will not be able to recover all amounts due as per the original terms of the receivables.

2.9. Cash and cash equivalents

Cash and cash equivalents include cash in hand, cash in bank and other highly-liquid current investments with an original maturity of three months or less which are held for the purpose of meeting short-term cash commitments.

2.10. Assets held for sale

The Company classifies non-current assets and disposal groups as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. Non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell. Costs to sell are the incremental costs directly attributable to the disposal of an asset (disposal group), excluding finance costs and income tax expense.

The criteria for held for sale classification is regarded as met only when the sale is highly probable, and the asset or disposal group is available for immediate sale in its present condition. Actions required to complete the sale should indicate that it is unlikely that significant changes to the sale will be made or that the decision to sell will be withdrawn. Management must be committed to the plan to sell the asset and the sale expected to be completed within one year from the date of the classification.

Property, plant and equipment and intangible assets are not depreciated or amortised once classified as held for sale.

Assets and liabilities classified as held for sale are presented separately as current items in the statement of financial position.

2.11. Grants

Grants are recognized at fair value when it is considered that there is a reasonable assurance that the grant will be received and that the necessary qualifying conditions, as agreed with the entity assigning the grant, will be adequately complied with.

Grants are recorded as liabilities in the consolidated statement of financial position and are recognized in “Other operating income” in the consolidated profit and loss statement based on the period necessary to match them with the costs they intend to compensate.

In addition, as described in Note 2.12 below, grants correspond also to loans with interest rates below market rates, for the initial difference between the fair value of the loan and the proceeds received.

2.12. Loans and borrowings

Loans and borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost and any difference between the proceeds initially received (net of transaction costs incurred in obtaining such proceeds) and the repayment value is recognized in the consolidated profit and loss statement over the duration of the borrowing using the effective interest rate method.

In the case of modification of terms of loans and borrowings, the Company determines whether the modification constitutes an exchange or an extinguishment of the debt instrument. In determining whether there is an exchange, the Company evaluates whether the redemption of the old debt and the issuance of new debt were negotiated in contemplation of one another (qualitative assessment) and performs the 10 per cent test to determine if the terms of the modified debt are substantially different (the net present value of the modified cash flows, including any fees paid to net of any fees received from the lenders, is higher than 10% different from the net present value of the remaining cash flows of the liability prior to the modification, both discounted at the original effective interest rate). When the terms of the modified liability are substantially different, the modification is accounted for as an extinguishment of the original liability and recognition of a new liability.

Loans with interest rates below market rates are initially recognized at fair value in liabilities and the difference between proceeds received from the loan and its fair value is initially recorded within “Grants and Other liabilities” in the consolidated statement of financial position, and subsequently recorded in “Other operating income” in the consolidated profit and loss statement when the costs financed with the loan are expensed.

Lease liabilities are recognized by the Company at the commencement date of the lease at the present value of lease payments to be made over the lease term. The lease payments include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating the lease, if the lease term reflects the Company exercising the option to terminate. In calculating the present value of lease payments, the Company uses its incremental borrowing rate at the lease commencement date considering that the interest rate implicit in the lease is not readily determinable.

2.13. Bonds and notes

The Company initially recognizes ordinary notes at fair value, net of issuance costs incurred. Subsequently, notes are measured at amortized cost until settlement upon maturity. Any other difference between the proceeds obtained (net of transaction costs) and the redemption value is recognized in the consolidated profit and loss statement over the term of the debt using the effective interest rate method.

Convertible bonds or notes or debt issued with conversion features must be separated into liability and equity components if the feature meets the equity classification conditions in IAS 32. The issuer separates the instrument into its components by determining the fair value of the liability component and then deducting that amount from the fair value of the instrument as a whole; the residual amount is allocated to the equity component. If the equity conversion feature does not satisfy the equity classification conditions in IAS 32, it is bifurcated as an embedded derivative unless the issuer elects to apply the fair value option to the convertible debt. The embedded derivative is initially recognized at fair value and classified as derivatives in the statement of financial position. Changes in the fair value of the embedded derivatives are subsequently accounted for directly through the profit and loss statement. The debt element of the bond or note (the host contract), will be initially valued as the difference between the consideration received from the holders for the instrument and the value of the embedded derivative, and thereafter at amortized cost using the effective interest method.

2.14. Income taxes

Current income tax expense is calculated on the basis of the tax laws in force as of the date of the consolidated statement of financial position in the countries in which the subsidiaries and associates operate and generate taxable income.

Deferred income tax is calculated in accordance with the liability method, based upon the temporary differences arising between the carrying amount of assets and liabilities and their tax base. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when  the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized.

2.15. Trade payables and other liabilities

Trade payables are obligations arising from purchases of goods and services in the ordinary course of business and are recognized initially at fair value and are subsequently measured at their amortized cost using the effective interest method. Other liabilities are obligations not arising in the normal course of business and which are not treated as financing transactions. Advances received from customers are recognized as “Trade payables and other current liabilities”.

2.16. Foreign currency transactions

The Consolidated Financial Statements are presented in U.S. dollars, which is Atlantica’s functional and presentation currency. Financial statements of each subsidiary within the Company are measured in the currency of the principal economic environment in which the subsidiary operates, which is the subsidiary’s functional currency.

Transactions denominated in a currency different from the entity’s functional currency are translated into the entity’s functional currency applying the exchange rates in force at the time of the transactions. Foreign currency gains and losses that result from the settlement of these transactions and the translation of monetary assets and liabilities denominated in foreign currency at the year-end rates are recognized in the consolidated profit and loss statement, unless they are deferred in equity, as occurs with cash flow hedges and net investment in foreign operations hedges.

Assets and liabilities of subsidiaries with a functional currency different from the Company’s reporting currency are translated to U.S. dollars at the exchange rate in force at the closing date of the financial statements. Income and expenses are translated into U.S. dollars using the average annual exchange rate, which does not differ significantly from using the exchange rates of the dates of each transaction. The difference between equity translated at the historical exchange rate and the net financial position that results from translating the assets and liabilities at the closing rate is recorded in equity under the heading “Accumulated currency translation differences”.

Results of companies carried under the equity method are translated at the average annual exchange rate.

2.17. Equity

The Company has recyclable balances in its equity, corresponding mainly to hedge reserves and translation differences arising from currency conversion in the preparation of these Consolidated Financial Statements. These balances have been presented separately in equity.

Ordinary shares are classified as equity. Any excess above the par value of shares received upon issuance of those shares is classified as share premium. Capital reserves is mainly the result of reductions of the share premium account which have increased distributable reserves.

Non-controlling interest represents interest of other partners in subsidiaries included in these Consolidated Financial Statements which are not fully owned by Atlantica as of the dates presented.

The costs of issuing equity instruments are accounted for as a deduction from equity.

2.18. Provisions and contingencies

Provisions are recognized when:

-	there is a present obligation, either legal or constructive, as a result of past events;
-	it is more likely than not that there will be a future outflow of resources to settle the obligation; and the amount has been reliably estimated.

Provisions are measured at the present value of the expected outflows required to settle the obligation. The discount rate used is a current pre-tax rate that reflects, when appropriate, the risks specific to the liability. The increase in the provision due to the passage of time is then recognized as a financial expense. The balance of provisions disclosed in the Notes reflects management’s best estimate of the potential exposure as of the date of preparation of the Consolidated Financial Statements.

Contingent liabilities are possible obligations, existing obligations with low probability of a future outflow of economic resources and existing obligations where the future outflow cannot be reliably estimated. Contingences are not recognized in the consolidated statements of financial position unless they have been acquired in a business combination.

Some companies of Atlantica have dismantling provisions, which are intended to cover future expenditure related to the dismantlement of the plants in situations where it is likely to be settled with an outflow of resources in the long term (over 5 years).

Such provisions are recognised when the obligation for dismantling, removing and restoring the site on which the plant is located, is incurred, which is usually during the construction period. The provision is measured in accordance with IAS 37, “Provisions, Contingent Liabilities and Contingent Assets” and is recorded as a liability under the heading “Grants and other liabilities” of the Financial Statements, and the corresponding entry as part of the cost of the plant under the heading “Contracted concessional. PP&E and other intangible assets.” The estimated future costs of dismantling are reviewed annually if conditions have changed and adjusted appropriately. The impact of changes in the estimate of future costs or in the timing of when such costs will be incurred, on the dismantling provision, is recorded against an increase or decrease of the cost of the plant.

2.19. Earnings per share

Basic earnings per share is calculated by dividing the profit or loss for the period attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per share is calculated by dividing the profit or loss for the period attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

2.20. Significant judgements and estimates

Some of the accounting policies applied require the application of significant judgement by management to select the appropriate assumptions to determine these estimates. These assumptions and estimates are based on the historical experience, advice from experienced consultants, forecasts and other circumstances and expectations as of the close of the financial period. The assessment is considered in relation to the global economic situation of the industries and regions where the Company operates, taking into account future development of the businesses of the Company. By their nature, these judgements are subject to an inherent degree of uncertainty; therefore, actual results could materially differ from the estimates and assumptions used. In such cases, the carrying values of assets and liabilities are adjusted.

The most critical accounting policies, which reflect significant management estimates and judgement to determine amounts in these Consolidated Financial Statements, are as follows:

Estimates:

-	Impairment of contracted concessional, PP&E and other intangible assets.

Impairment exists when the carrying value of an asset or cash generating unit exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The value in use calculation is based on a discounted cash flow model, which is sensitive to the discount rate used as well as projected cash-flows (Note 6).

The significant assumptions which required substantial estimates used in management’s impairment calculation are discount rates and projections considering real data based on contract terms and projected changes in selling prices, energy generation and costs.

-	Recoverability of deferred tax assets.

Deferred tax assets are recognised for unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilised. Significant management estimates are required to determine the amount of deferred tax assets that can be recognised, based upon the likely timing and the level of future taxable profits together with future tax planning strategies (Note 19).

-	Fair value of derivative financial instruments

When the fair values of financial assets and financial liabilities recorded in the statement of financial position cannot be measured based on quoted prices in active markets, their fair value is measured using valuation techniques including the discounted cash flow model. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of estimate is required in establishing fair values. Estimates include considerations of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions relating to these factors could affect the reported fair value of financial instruments (Note 10).

-	Fair value of identifiable assets and liabilities arising from a business combination

The assets acquired and liabilities assumed on a business combination are recognised at the fair values of the underlying items. The estimates that have a significant risk of causing a material adjustment to the carrying amounts of the assets and liabilities are the ones considered when performing impairment review of operating assets (see above).

Judgements:

-	Assessment of assets agreements.

By evaluating the terms and conditions of each assets agreement, the Company determines the accounting category to which the asset belongs, e.g. IAS 16, IFRIC 12 or IFRS 16 (Note 2.3.).

-	Assessment of control.

Judgement is required in determining the nature of Atlantica´s interest in another entity and in determining if it has control, joint control or significant influence over it (Note 2.2.).

As of the date of preparation of these Consolidated Financial Statements, no relevant changes in the estimates made are anticipated and, therefore, no significant changes in the value of the assets and liabilities recognized at December 31, 2023, are expected.

Although these estimates and assumptions are being made using all available facts and circumstances, it is possible that future events may require management to amend such estimates and assumptions in future periods. Changes in accounting estimates are recognized prospectively, in accordance with IAS 8, in the consolidated profit and loss statement of the year in which the change occurs.